CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash on hand	$ 8,562	$ 8,630
Bank balances	330,430	255,746
Overnight	239,292	295,060
Total Cash	578,284	559,436
Cash equivalents
Time deposits	534,062	374,369
Mutual funds	29,658	15,522
Total cash equivalents	563,720	389,891
Total cash and cash equivalents	$ 1,142,004	$ 949,327	$ 753,497	$ 989,396